UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22923

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Infinity Core Alternative Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (646) 532-4649

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2017

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Semi-Annual Report

For the Six Months Ended September 30, 2017

(Unaudited)

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

For the Six Months Ended September 30, 2017

(Unaudited)

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Schedule of Investments

September 30, 2017 (Unaudited)

	Redemptions	Redemption	Investment			Original
Investment Funds (104.26%)	Permitted	Notice Period	Strategy	Cost	Fair Value	Acquisition Date

Anchorage Capital Partners, L.P., Class C [a,b]	Annually [d]	90 Days	Event driven credit	$10,929,908	$11,424,626	3/1/2015
Atlas Enhanced Fund, L.P. [a,b]	Monthly	45 Days	Multi-strategy	11,768,541	12,851,549	5/1/2014
Caxton Global Investments (USA) LLC, Class T [a,b]	Quarterly	45 Days	Global macro	8,992,903	8,535,824	10/1/2013
Citadel Wellington LLC [a,b]	Quarterly	45 Days	Multi-strategy	12,000,000	16,252,365	10/1/2013
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	Quarterly	75 Days	Multi-strategy	2,152,221	3,181,659	10/1/2013
Double Black Diamond, L.P. [a,b]	Quarterly [c]	60 Days	Multi-strategy	9,000,000	9,220,251	12/1/2015
Elliott Associates, L.P., Class B [a,b]	Semi-annually [c,d]	60 Days	Multi-strategy	17,834,474	19,970,463	10/1/2013
Eton Park Fund, L.P., Class E [a,b]	Quarterly [c]	65 Days	Multi-strategy	885,859	863,816	10/1/2013
King Street Capital, L.P. [a,b]	Quarterly [c]	65 Days	Global long/short credit and event-driven	11,999,969	13,183,567	10/1/2013
Millennium USA LP, Class EE [a,b]	Quarterly [c]	90 Days	Multi-strategy	9,000,000	11,681,751	10/1/2013
Moore Macro Managers Fund, Ltd., Class A [a,b]	Quarterly	60 Days	Global macro	7,446,743	7,337,286	8/1/2015
Perry Partners, L.P., Class C [a,b]	Quarterly [d]	90 Days	Opportunistic and event-driven	475,341	408,403	1/1/2014
Total Investment Funds (cost $102,485,959) (104.26%)					114,911,560

Total Investments (cost $102,485,959) (104.26%)					$114,911,560
Liabilities less other assets (-4.26%)					(4,694,946)
Shareholders' Equity - 100.00%					$110,216,614

a Non-income producing.

b Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.

d The Investment Fund can institute a gate provision on redemptions at the fund level of 10 - 20% of the fair value of the investment in the Investment Fund.

The accompanying notes are an integral part of these Financial Statements.

1

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Assets, Liabilities and Shareholders' Equity

September 30, 2017 (Unaudited)

Assets
Investments, at fair value (cost $102,485,959)	$114,911,560
Cash	192,797
Receivable for investments sold	7,060,277
Investments in Investment Funds paid in advance	265,526
Other assets	15,106
Total Assets	122,445,266

Liabilities
Payable for shares repurchased	11,529,191
Sale of shares received in advance	173,000
Due to Investment Manager	114,058
Line of credit fees payable	380,214
Accounting and administration fees payable	27,976
Professional fees payable	1,672
Custody fees payable	1,357
Insurance fees payable	1,149
Interest expense payable	35
Total Liabilities	12,228,652

Shareholders' Equity	$110,216,614

Shareholders' Equity consists of:
Shareholders' Equity paid-in	$108,312,498
Distributions in excess of net investment income	(7,440,351)
Accumulated net realized loss on investments	(3,081,134)
Accumulated net unrealized appreciation on investments	12,425,601

Total Shareholders' Equity	$110,216,614

Number of Shares Outstanding	1,044,447.078

Shareholders' Equity per Share	$105.53

The accompanying notes are an integral part of these Financial Statements.

2

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

Income
Interest	$16

Expenses
Investment management fee	759,066
Accounting and administration fees	102,972
Professional fees	62,214
Line of credit fees	34,254
Interest expense	29,052
Trustees' fees	13,903
Blue sky fees	12,244
Insurance fees	9,580
Chief Compliance Officer fees	5,256
Custody fees	3,524
Other expenses	17,472
Total Operating Expenses	1,049,537

Expense Waivers	(72,049)

Net Expenses	977,488

Net Investment Loss	(977,472)

Net Change in Unrealized Appreciation on Investments
Net realized loss from investments	(197,179)
Net change in unrealized appreciation on investments	2,154,139

Net Change in Unrealized Appreciation on Investments	1,956,960

Net Increase in Shareholders' Equity from Operations	$979,488

The accompanying notes are an integral part of these Financial Statements.

3

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statements of Changes in Shareholders' Equity

	For the
	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017

Operations
Net investment loss	$(977,472)	$(1,863,834)
Net realized loss on investments	(197,179)	(654,205)
Net change in unrealized appreciation on investments	2,154,139	9,052,317
Net change in shareholders' equity from operations	979,488	6,534,278

Distributions to Shareholders
From net investment income	-	(348,785)
From net realized gain	-	(973,194)
Net change in shareholders' equity from distributions to shareholders	-	(1,321,979)

Capital Share Transactions
Sale of shares	2,790,000	22,073,666
Reinvested distributions	-	1,179,705
Shares repurchased	(15,681,320)	(12,481,940)
Net change in shareholders' equity from capital transactions	(12,891,320)	10,771,431

Total Increase (Decrease)	(11,911,832)	15,983,730

Shareholders' Equity
Beginning of period	122,128,446	106,144,716
End of period (including distributions in excess of net investment income of ($7,440,351) and ($6,462,879), respectively)	$110,216,614	$122,128,446

The accompanying notes are an integral part of these Financial Statements.

4

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Cash Flows

For the Six Months Ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$979,488
Adjustments to reconcile Net Increase in Shareholders' Equity from Operations to net cash used in operating activities:
Net realized loss from investments	197,179
Net change in unrealized appreciation on investments	(2,154,139)
Purchases of Investment Funds	(5,533,000)
Proceeds from Investment Funds sold	10,391,233
Changes in operating assets and liabilities:
Decrease in other assets	7,360
Increase in due to Investment Manager	734
Decrease in professional fees payable	(40,595)
Increase in accounting and administration fees payable	13,336
Increase in custody fees payable	820
Decrease in Chief Compliance Officer fees payable	(296)
Increase in insurance fees payable	1,149
Increase in line of credit fees payable	380,214
Increase in interest expense payable	35
Decrease in other fees payable	(231)
Net Cash Provided by Operating Activities	4,243,287

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of shares, including sale of shares received in advance	2,890,500
Payments for shares repurchased	(7,316,329)
Net Cash Used in Financing Activities	(4,425,829)

Net change in cash	(182,542)

Cash at beginning of period	375,339

Cash at end of period	$192,797

Supplemental disclosure of interest expense paid	$29,017

The accompanying notes are an integral part of these Financial Statements.

5

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Financial Highlights

									Period from
	For the								October 1, 2013
	Six Months Ended								(Commencement
	September 30, 2017		Year Ended		Year Ended		Year Ended		of Operations)
	(Unaudited)		March 31, 2017		March 31, 2016		March 31, 2015		to March 31, 2014

Shareholders' Equity, Beginning of Period	$104.65		$100.17		$105.74		$101.54		$ 96.55	(1) (2)
Income from investment operations:
Net investment loss	(0.85	) (3)	(1.61	) (3)	(1.57	) (3)	(0.38)		(0.69	) (2)
Net realized and unrealized gain/(loss) on investments	1.73		7.20		(1.57)		8.44		5.68	(2)
Total from investment operations:	0.88		5.59		(3.14)		8.06		4.99	(2)

Distributions to shareholders
From net investment income	-		(0.29)		(2.43)		(3.86)		-
From net realized gains	-		(0.82)		-		-		-
Net change in shareholders' equity due to distributions to shareholders	-		(1.11)		(2.43)		(3.86)		-

Shareholders' Equity, End of Period	$105.53		$104.65		$100.17		$105.74		$101.54

Total Return (4)	0.84	% (5)	4.82%		(3.10)%		8.06%		5.17	% (5)

Shareholders' Equity, end of period (in thousands)	$110,217		$122,128		$106,145		$44,864		$23,829
Net investment loss to average shareholders' equity	(1.63	)% (6)	(1.57)%		(1.50)%		(1.58)%		(1.50	)% (6)
Ratio of gross expenses to average shareholders' equity (7)	1.75	% (6)	1.84%		2.13%		3.25%		2.43	% (6) (8)
Ratio of expense waiver to average shareholders' equity	(0.12	)% (6)	(0.27)%		(0.63)%		(1.67)%		(0.93	)% (6) (8)
Ratio of net expenses to average shareholders' equity	1.63	% (6) (9)	1.57	% (9)	1.50	% (9)	1.58	% (9)	1.50	% (6)
Portfolio Turnover	4.47	% (5)	4.19%		1.38%		6.96%		0.00	% (5)

(1)	The shareholders' equity as of the beginning of the period, October 1, 2013 (commencement of operations) represents the initial restated shareholders' equity per share of $96.55.
(2)	Converted shares using a 1 for 96.55, approximately, ratio effective January 1, 2014.
(3)	Based on average shares outstanding for the year.
(4)	Total Return based on shareholders' equity is the combination of changes in shareholders' equity and reinvested dividend income in shareholders' equity, if any. Total Return does not reflect the impact of any applicable sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	Represents the ratio of expenses to average shareholders' equity absent fee waivers and/or expense reimbursement by the Advisers.
(8)	The Organizational Expenses are not annualized for the ratio calculation.
(9)	The Fund's operating expenses include fees and interest expense associated with the Line of Credit, which are excluded from the Expense Limitation calculation. If the interest expense associated with the Line of Credit was excluded from operating expenses, the net expense ratio would be 1.50%.

The accompanying notes are an integral part of these Financial Statements.

6

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2017 (unaudited)

1. ORGANIZATION

Infinity Core Alternative Fund (the “Fund”) is a Maryland statutory trust that operates under an Agreement and Declaration of Trust dated August 15, 2013 and commenced operations on October 1, 2013. Effective December 20, 2013, the Fund registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Effective April 18, 2014, the Fund also registered under the Securities and Exchange Act of 1933, as amended. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. Infinity Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”). Each of the Advisers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.

The investment objective of the Fund is to seek long-term capital growth. The Fund invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) based primarily in the United States that invest or trade in a wide range of securities, and, to a lesser extent, other property and currency interests. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or to invest in strategies not employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds and derivatives related to such instruments, including futures and options thereon.

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Investment Funds at fair value.

The valuations of investments in Investment Funds are supported by information received from the Investment Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Generally, the fair value of an Investment Fund is its net asset value. In the event that the Investment Fund does not report a month-end net asset value to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect fair market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

7

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2017 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month-end valuation of the Investment Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Advisers and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term (generally within the next calendar quarter for Investment Funds), etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term” (these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days).

In April 2015, the FASB issued Accounting Standards Update  (“ASU”)  2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in Investment Funds with a fair value of $114,911,560 are excluded from the fair value hierarchy as of September 30, 2017.

As of September 30, 2017, the Fund does not hold any investments that have to be included in the fair value hierarchy.

The Advisers generally categorize the investment strategies of the Investment Funds into investment strategy categories.  The investment objective of multi-strategy hedge funds is to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.  The investment objective of global long/short credit investing involves investing in instruments around the world related to any level of an issuer’s capital structure.  On the long side, this strategy focuses on companies, assets and instruments that are perceived to be trading below their inherent value.  On the short side, the strategy involves securities of companies that are believed to have their credit quality deteriorate due to operating or financial challenges, become subject to a leveraging event or have a negative event in the future. Opportunistic investing involves deploying capital where it is needed most, predominantly in complex, deep value situations that are misunderstood by the markets. Event-driven investing involves the purchase or sale of securities of companies which are undergoing substantial changes.

The Investment Funds compensate their respective Investment Fund managers through management fees currently ranging from 0.0% to 2.6% of average net asset value of the Fund’s investment annually and incentive allocations typically ranging between 20.0% and 27.5% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

As of September 30, 2017, the Fund has $1,000,000 of outstanding investment commitments to Elliot Associates, LP.

8

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2017 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Investment Income

Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisers or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, trustees’ fees, and expenses of meetings of the Board.

d. Income Tax Information & Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the six months ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. As of September 30, 2017, the tax years ended October 31, 2014, October 31, 2015 and October 31, 2016 remain open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

9

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2017 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Tax Information & Distributions to Shareholders (continued)

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to partnerships and passive foreign investment companies adjustments. These reclassifications have no effect on Shareholders’ Equity or Shareholders’ Equity per Share. For the period ended October 31, 2016, the following amounts were reclassified:

Shareholders’ Equity paid-in	$-
Distributions in excess of net investment income	247,919
Accumulated net realized loss on investments	(247,919)

At March 31, 2017, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$5,517,952
Gross unrealized depreciation	(1,420,138)
Net unrealized appreciation	$4,097,814
Cost of investments	$120,724,892

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	726,429
Tax accumulated earnings	726,429
Accumulated capital and other losses	(1,260,876)
Unrealized appreciation	512,480
Other differences	-
Distributable net deficit	$(21,967)

As of October 31, 2016, the Fund had qualified late-year losses of $1,260,876 which are deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal years ended October 31, 2016 and 2015 were as follows:

Distributions paid from:	2016	2015
Ordinary income	$2,437,669	$795,016
Net long-term capital gains	246,741	504,978
Total taxable distributions	2,684,410	1,299,994
Total distributions paid	$2,684,410	$1,299,994

e. Cash

Cash, if any, includes amounts held in interest bearing money market accounts. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

10

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2017 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Shareholders’ Equity from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays the Investment Manager a management fee (“Investment Management Fee”) at an annual rate of 1.25%, payable monthly in arrears, based upon the Fund’s Shareholders’ Equity as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Investment Manager pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund.

The Investment Manager and the Sub-Adviser have entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager and the Sub-Adviser have jointly agreed to waive fees that they would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, commitment or non use fees related to the Fund’s line of credit, and any acquired fund fees and expenses) do not exceed 1.50% on an annualized basis (the “Expense Limit”).

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager and/or Sub-Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is in effect until July 31, 2018 and will automatically renew for consecutive one-year terms thereafter. None of the Fund, the Investment Manager or the Sub-Adviser may terminate the Expense Limitation and Reimbursement Agreement during its current term. For the six months ended September 30, 2017, the Advisers waived fees and reimbursed expenses of $72,049. Also, for the six months ended September 30, 2017, the Investment Manager is owed by the Fund an Investment Management Fee of $114,058 as disclosed in the Due to Investment Manager balance on the Statement of Asset, Liabilities and Shareholders’ Equity. At September 30, 2017, $527,326 is subject for recoupment through March 31, 2018, $510,014 is subject for recoupment through March 31, 2019, $327,139 is subject for recoupment through March 31, 2020, and $72,049 is subject for recoupment through March 31, 2021.

Until March 1, 2016, Registered Fund Solutions, LLC (the “Platform Manager”), a Delaware limited liability company, acted as the Fund’s Platform Manager pursuant to a Platform Manager Agreement between the Fund and the Platform Manager.  The Platform Manager received a monthly fee of 0.10% per annum of the Fund’s Shareholders’ Equity as of each month-end, subject to an annual minimum of $35,000. Effective March 1, 2016, UMB Fund Services, Inc. replaced Registered Fund Solutions, LLC as a party to the Platform Manager Agreement. As of December 1, 2015, the Fund no longer charged a Platform Manager fee due to the change in Platform Manager. UMB Fund Services, Inc. does not receive a fee pursuant to the Platform Manager Agreement.

Foreside Fund Services, LLC acts as distributor to the Fund.

Vigilant Compliance Services, LLC provides CCO services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2017 were $5,256.

4. RELATED PARTY TRANSACTIONS

At September 30, 2017, Shareholders who are affiliated with the Investment Manager or the Sub-Adviser owned approximately $2,234,008 (or 2.03% of Shareholders’ Equity) of the Fund.

11

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2017 (unaudited) (continued)

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average Shareholders’ Equity, subject to certain minimums. UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the purchase and sale of investments, excluding short-term investments and U.S. Government securities were $5,390,942 and $17,259,048, respectively.

7. CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current Shareholders’ Equity per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Shares outstanding, March 31, 2016	1,059,617.180
Shares issued	216,918.016
Shares reinvested	11,388.848
Shares redeemed	(120,927.513)
Shares outstanding, March 31, 2017	1,166,996.531
Shares issued	26,713.725
Shares redeemed	(149,263.178)
Shares outstanding, September 30, 2017	1,044,447.078

8. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Each repurchase offer ordinarily will be limited to the repurchase of approximately 25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 95 days prior to the date of repurchase by the Fund.

9. CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $10,000,000 and a maturity date of May 31, 2018, which is secured by certain interests in Investment Funds. A fee of 80 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the 3-month London Interbank Offer Rate plus a spread of 205 basis points (3.37% at September 30, 2017). Collateral for the Facility is held by the Custodian. Interest and fees incurred for the six months ended September 30, 2017 are disclosed in the accompanying Statement of Operations. At September 30, 2017, the Fund had $380,214 payable on the unused portion of the Facility and a $35 interest payable balance on the borrowings. For the six months ended September 30, 2017, the average interest rate, the average daily loan balance and the maximum balance outstanding for the 105 days the Fund had outstanding borrowings under the Facility was 3.265%, $3,091,619 and $8,000,000, respectively. The Fund is subject to certain loan covenants, the most restrictive covenant being the maintenance of a loan to value ratio. The Fund was in compliance with these covenants for the six months ended September 30, 2017.

12

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2017 (unaudited) (continued)

10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

11. RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks.  Investment Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Investment Funds.  While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Advisers will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

12. CHANGE IN THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP (“KPMG”) was replaced as the independent registered public accounting firm to Infinity Core Alternative Fund, (the “Fund”) effective December 2, 2015. The Fund’s Audit Committee participated in, and approved, the decision to change auditors. KPMG’s reports on the Fund’s financial statements for the fiscal year ended March 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal year ended March 31, 2015 and through June 1, 2015, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Fund’s financial statements for such year, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On December 1, 2015, the Fund by action of its Board of Trustees upon the recommendation of the Fund’s Audit Committee engaged Grant Thornton LLP (“Grant Thornton”) as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending March 31, 2016. During the Fund’s fiscal years ended March 31, 2014 and March 31, 2015 and through November 30, 2015, neither the Fund, nor anyone on their behalf has consulted with Grant Thornton on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events to report. Effective October 1, 2017 and November 1, 2017, there were capital contributions to the Fund in the amounts of $248,000 and $325,000, respectively.

13

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – September 30, 2017 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-779-1999 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management and Sub-Advisory Agreements

At the meeting of the Board held on June 1, 2017, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the Investment Management Agreement between the Investment Manager and the Fund and the Investment Sub-Advisory Agreement among the Investment Manager, the Sub-Adviser and the Fund (collectively, the “Agreements”).

In advance of the June 1, 2017 meeting, the Independent Trustees requested and received materials from the Advisers to assist them in considering the approval of the Agreements. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreements. Nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Advisers. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreements.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement and by the Sub-Adviser under the Investment Sub-Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager and Sub-Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Investment Manager and/or Sub-Adviser who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s and Sub-Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s and Sub-Adviser’s compliance policies and procedures, including the procedures used to determine the value of the Fund's investments. The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance

The Board considered the investment experience of the Investment Manager and Sub-Adviser. The Board considered the performance of the Fund, noting that the Fund’s performance was comparable to the HFRX Index for the one-year period ended March 31, 2017 and had outperformed the HFRX Index for the three-year and since inception periods ended March 31, 2017.

14

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – September 30, 2017 (unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rate and total expense ratio of the Fund noting that the Investment Manager pays the Sub-Adviser from its fee. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including reports on the expenses of other comparable funds and other funds managed by the Investment Manager and Sub-Adviser. The Board noted that the advisory fees were comparable to the fees payable by other funds managed by the Investment Manager. In addition, the Board noted that the Investment Manager and Sub-Adviser have contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund. The Board concluded that the advisory fees paid by the Fund, the sub-advisory fees and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's investment management under the Investment Management Agreement and Sub-Advisory Agreement. The Board considered the Fund's advisory and sub-advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

Profitability of Advisers and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and Sub-Adviser from their relationship with the Fund. The Board also reviewed each the Investment Manager’s and Sub-Adviser’s financial condition. The Board noted that financial condition of each was stable. The Board determined that the advisory and sub-advisory fees and the compensation to the Investment Manager and Sub-Adviser were reasonable and the financial condition of each was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager and Sub-Adviser from their management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that neither the Investment Manager nor the Sub-Adviser has affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory and sub-advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement and Sub-Advisory Agreement.

15

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Infinity Core Alternative Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2017

By (Signature and Title)*	/s/ Randal Golden
Randal Golden, Treasurer
(Principal Financial Officer)

Date	December 8, 2017

* Print the name and title of each signing officer under his or her signature.